Accounts Payable and Accrued Liabilities - Carrying Value of Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts payable	$ 223,514	$ 272,439
Current deferred revenue	101,460	45,139
Wages, severance and related taxes	86,389	70,256
Accrued rebates	29,997	31,506
Employee benefits	27,482	25,158
Accrued interest	25,188	26,741
Other (individual items less than 5% of total current liabilities)	52,733	49,272
Accounts payable and accrued liabilities	$ 546,763	$ 520,511